UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS Dynamic Opportunity Fund

(Class A: ADOAX)

(Class I: ADOIX)

AXS Tactical Income Fund

(Class A: TINAX)

(Class I: TINIX)

SEMI-ANNUAL REPORT

June 30, 2023

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	20
Supplemental Information	34
Expense Examples	37

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 66.0%
	ADVERTISING — 1.3%
9,500	Trade Desk, Inc. - Class A*	$733,590
	AEROSPACE/DEFENSE — 2.9%
3,500	Boeing Co.*	739,060
12,000	Hexcel Corp.	912,240
		1,651,300
	AUTO MANUFACTURERS — 0.5%
1,000	Tesla, Inc.*	261,770
	AUTO PARTS & EQUIPMENT — 0.6%
6,500	Allison Transmission Holdings, Inc.	366,990
	BEVERAGES — 1.7%
2,000	Celsius Holdings, Inc.*	298,380
12,000	Monster Beverage Corp.*	689,280
		987,660
	BUILDING MATERIALS — 0.6%
12,500	PGT Innovations, Inc.*	364,375
	COMMERCIAL SERVICES — 4.7%
2,000	Gartner, Inc.*	700,620
4,500	Quanta Services, Inc.	884,025
1,500	S&P Global, Inc.	601,335
1,200	United Rentals, Inc.	534,444
		2,720,424
	COMPUTERS — 3.5%
7,000	Apple, Inc.	1,357,790
8,500	Fortinet, Inc.*	642,515
		2,000,305
	DIVERSIFIED FINANCIAL SERVICES — 4.9%
1,700	BlackRock, Inc.	1,174,938
23,500	FTAI Aviation Ltd.	744,010
3,800	Visa, Inc. - Class A	902,424
		2,821,372
	ELECTRONICS — 0.5%
7,000	NEXTracker, Inc. - Class A*	278,670
	ENGINEERING & CONSTRUCTION — 3.4%
6,700	Comfort Systems USA, Inc.	1,100,140
1

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENGINEERING & CONSTRUCTION (Continued)
4,500	EMCOR Group, Inc.	$831,510
		1,931,650
	ENTERTAINMENT — 1.9%
41,000	DraftKings, Inc. - Class A*	1,089,370
	FOOD — 1.0%
5,000	Lamb Weston Holdings, Inc.	574,750
	HEALTHCARE-PRODUCTS — 4.6%
1,800	Align Technology, Inc.*	636,552
5,500	Exact Sciences Corp.*	516,450
2,000	Shockwave Medical, Inc.*	570,820
4,000	STERIS PLC	899,920
		2,623,742
	HOME BUILDERS — 0.8%
5,000	M/I Homes, Inc.*	435,950
	INSURANCE — 1.9%
12,500	Prudential Financial, Inc.	1,102,750
	INTERNET — 10.7%
14,000	Alphabet, Inc. - Class A*	1,675,800
12,500	Amazon.com, Inc.*	1,629,500
10,500	Expedia Group, Inc.*	1,148,595
4,500	Meta Platforms, Inc. - Class A*	1,291,410
1,000	Netflix, Inc.*	440,490
		6,185,795
	IRON/STEEL — 1.5%
20,000	ATI, Inc.*	884,600
	OIL & GAS — 1.0%
24,000	Vista Energy S.A.B. de C.V. - ADR*	578,880
	PHARMACEUTICALS — 0.4%
600	McKesson Corp.	256,386
	RETAIL — 3.9%
4,000	AutoNation, Inc.*	658,440
24,000	Bloomin' Brands, Inc.	645,360
2,500	Lululemon Athletica, Inc.*	946,250
		2,250,050
2

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 5.7%
10,500	Advanced Micro Devices, Inc.*	$1,196,055
3,400	NVIDIA Corp.	1,438,268
5,700	Skyworks Solutions, Inc.	630,933
		3,265,256
	SOFTWARE — 6.9%
11,000	Dynatrace, Inc.*	566,170
1,200	Fair Isaac Corp.*	971,052
7,000	Fiserv, Inc.*	883,050
2,000	Microsoft Corp.	681,080
1,000	ServiceNow, Inc.*	561,970
2,800	Splunk, Inc.*	297,052
		3,960,374
	TRANSPORTATION — 1.1%
25,000	Dorian LPG Ltd.	641,250
	TOTAL COMMON STOCKS
	(Cost $28,768,546)	37,967,259
	EXCHANGE-TRADED FUNDS — 10.8%
12,900	Health Care Select Sector SPDR Fund	1,712,217
7,000	iShares Biotechnology ETF	888,720
31,000	iShares U.S. Medical Devices ETF	1,750,260
1,500	SPDR S&P Homebuilders ETF	120,450
16,500	Vanguard High Dividend Yield ETF	1,750,155
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $6,175,689)	6,221,802

Principal Amount
	U.S. TREASURY BILLS — 5.2%
	United States Treasury Bill
$3,000,000	0.000%, 9/21/2023	2,965,593
	TOTAL U.S. TREASURY BILLS
	(Cost $2,964,809)	2,965,593
3

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.8%
	CALL OPTIONS — 0.5%
275	SPDR S&P 500 ETF Trust
	Exercise Price: $440, Notional Amount: $12,100,000,
	Expiration Date: August 18, 2023*	$309,375
	TOTAL CALL OPTIONS
	(Cost $220,522)	309,375
	PUT OPTIONS — 0.3%
250	Amazon.com, Inc.
	Exercise Price: $125, Notional Amount: $3,125,000,
	Expiration Date: August 18, 2023*	95,750
100	AutoNation, Inc.
	Exercise Price: $165, Notional Amount: $1,650,000,
	Expiration Date: August 18, 2023*	80,000
	TOTAL PUT OPTIONS
	(Cost $214,805)	175,750

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $435,327)	485,125

Number of Shares
	SHORT-TERM INVESTMENTS — 16.7%
7,486,484	Fidelity Investments Money Market Government Portfolio - Class I, 4.92%[1]	7,486,484
2,094,231	Goldman Sachs Financial Square Government Fund, 4.70%[1]	2,094,231
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,580,715)	9,580,715

	TOTAL INVESTMENTS — 99.5%
	(Cost $47,925,086)	57,220,494
	Other Assets in Excess of Liabilities — 0.5%	300,875
	TOTAL NET ASSETS — 100.0%	$57,521,369

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	CALL OPTIONS — (0.1)%
	M/I Homes, Inc.
	Exercise Price: $85.00, Notional Amount: $(425,000),
(50)	Expiration Date: July 21, 2023	(19,000)
	Quanta Services, Inc.
	Exercise Price: $195.00, Notional Amount: $(877,500),
(45)	Expiration Date: July 21, 2023	(22,500)
4

AXS Dynamic Opportunity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	STERIS PLC
	Exercise Price: $230.00, Notional Amount: $(920,000),
(40)	Expiration Date: July 21, 2023	$(6,600)
	TOTAL CALL OPTIONS
	(Proceeds $30,513)	(48,100)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $30,513)	$(48,100)

PLC – Public Limited Company

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

5

AXS Dynamic Opportunity Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Internet	10.7%
Software	6.9%
Semiconductors	5.7%
Diversified Financial Services	4.9%
Commercial Services	4.7%
Healthcare-Products	4.6%
Retail	3.9%
Computers	3.5%
Engineering & Construction	3.4%
Aerospace/Defense	2.9%
Insurance	1.9%
Entertainment	1.9%
Beverages	1.7%
Iron/Steel	1.5%
Advertising	1.3%
Transportation	1.1%
Food	1.0%
Oil & Gas	1.0%
Home Builders	0.8%
Auto Parts & Equipment	0.6%
Building Materials	0.6%
Auto Manufacturers	0.5%
Electronics	0.5%
Pharmaceuticals	0.4%
Total Common Stocks	66.0%
Exchange-Traded Funds	10.8%
U.S. Treasury Bills	5.2%
Purchased Options Contracts	0.8%
Short-Term Investments	16.7%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

6

AXS Tactical Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 2.5%
	INVESTMENT COMPANIES — 1.4%
5,000	Blackstone Secured Lending Fund	$136,800
12,000	FS KKR Capital Corp.	230,160
5,000	Main Street Capital Corp.	200,150
		567,110
	REITS — 1.1%
25,000	AGNC Investment Corp. - REIT	253,250
10,000	Starwood Property Trust, Inc. - REIT	194,000
		447,250
	TOTAL COMMON STOCKS
	(Cost $1,014,515)	1,014,360
	EXCHANGE-TRADED FUNDS — 95.5%
25,000	BlackRock Corporate High Yield Fund, Inc.	223,000
50,000	First Trust Preferred Securities and Income ETF	798,500
6,000	Hercules Capital, Inc.	88,800
85,000	Invesco CEF Income Composite ETF	1,536,800
120,000	Invesco Senior Loan ETF	2,524,800
46,000	Invesco Taxable Municipal Bond	1,221,300
11,000	iShares 20+ Year Treasury Bond ETF	1,132,340
60,000	iShares Floating Rate Bond ETF	3,049,200
18,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,000,590
32,000	iShares JP Morgan USD Emerging Markets Bond ETF	2,769,280
44,000	iShares Mortgage Real Estate ETF	1,038,400
19,000	iShares National Muni Bond ETF	2,027,870
77,000	iShares Preferred & Income Securities ETF	2,381,610
18,000	JPMorgan Alerian MLP Index ETN	412,380
32,000	Nuveen Preferred & Income Securities Fund	204,160
35,000	ProShares Short 20+ Year Treasury	759,150
57,000	SPDR Blackstone Senior Loan ETF	2,386,590
30,000	SPDR Bloomberg 1-3 Month T-Bill ETF	2,754,600
7,000	SPDR Bloomberg Convertible Securities ETF	489,650
21,500	SPDR Bloomberg High Yield Bond ETF	1,978,645
77,500	VanEck BDC Income ETF	1,190,400
67,000	VanEck Emerging Markets High Yield Bond ETF	1,226,100
71,500	VanEck Fallen Angel High Yield Bond ETF	1,985,555
46,500	VanEck High Yield Muni ETF	2,387,310
34,000	Vanguard Total International Bond ETF	1,661,920
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $37,925,110)	38,228,950
7

AXS Tactical Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS — 0.6%
	CLOSED-END FUNDS — 0.6%
24,000	Eaton Vance Ltd. Duration Income Fund	$224,640
	TOTAL MUTUAL FUNDS
	(Cost $222,136)	224,640

	SHORT-TERM INVESTMENTS — 7.9%
1,554,513	Fidelity Investments Money Market Government Portfolio - Class I, 4.92%[1]	1,554,513
1,589,435	Goldman Sachs Financial Square Government Fund, 4.70%[1]	1,589,435
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,143,948)	3,143,948

	TOTAL INVESTMENTS — 106.5%
	(Cost $42,305,709)	42,611,898
	Liabilities in Excess of Other Assets — (6.5)%	(2,587,552)
	TOTAL NET ASSETS — 100.0%	$40,024,346

REIT – Real Estate Investment Trusts

ETF – Exchange-Traded Fund

ETN – Exchange Traded Note

BDC – Business Development Company

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

8

AXS Tactical Income Fund

SUMMARY OF INVESTMENTS

As of June 30, 2023 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Investment Companies	1.4%
REITS	1.1%
Total Common Stocks	2.5%
Exchange-Traded Funds	95.5%
Mutual Funds
Closed-end Funds	0.6%
Total Mutual Funds	0.6%
Short-Term Investments	7.9%
Total Investments	106.5%
Liabilities in Excess of Other Assets	(6.5)%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

9

AXS Dynamic Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $47,489,759)	$56,735,369
Purchased options contracts, at value (cost $435,327)	485,125
Cash deposited with brokers	604,815
Receivables:
Investment securities sold	2,306,907
Dividends and interest	84,848
Prepaid expenses	37,407
Total assets	60,254,471

Liabilities:
Written options contracts, at value (proceeds $30,513)	48,100
Payables:
Investment securities purchased	2,252,290
Fund shares redeemed	357,358
Advisory fees	28,842
Shareholder servicing fees (Note 7)	15,844
Distribution fees - Class A (Note 8)	943
Fund accounting and administration fees	723
Transfer agent fees and expenses	6,473
Sub-transfer agent fees and expenses	5,631
Custody fees	3,750
Auditing fees	8,736
Shareholder reporting fees	1,896
Chief Compliance Officer fees	1,064
Legal fees	629
Trustees' fees and expenses	373
Accrued other expenses	450
Total liabilities	2,733,102

Net Assets	$57,521,369

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$53,172,074
Total distributable earnings (accumulated deficit)	4,349,295
Net Assets	$57,521,369

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,970,636
Shares of beneficial interest issued and outstanding	115,945
Redemption price per share[1]	$17.00
Maximum sales charge (5.75% of offering price)[2]	1.04
Maximum offering price to public	$18.04

Class I Shares:
Net assets applicable to shares outstanding	$55,550,733
Shares of beneficial interest issued and outstanding	3,205,458
Redemption price per share[1]	$17.33

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[2]	There are no sales charges on investments of $1 million or more. On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

10

AXS Tactical Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2023 (Unaudited)

Assets:
Investments, at value (cost $42,305,709)	$42,611,898
Cash	9,375
Cash deposited with brokers	25,095
Receivables:
Investment securities sold	2,596,848
Dividends and interest	75,480
Prepaid expenses	26,828
Total assets	45,345,524

Liabilities:
Payables:
Investment securities purchased	5,236,964
Fund shares redeemed	18,951
Advisory fees	19,024
Shareholder servicing fees (Note 7)	8,657
Distribution fees - Class A (Note 8)	1,136
Fund accounting and administration fees	5,772
Transfer agent fees and expenses	6,000
Sub-transfer agent fees and expenses	4,136
Custody fees	2,455
Auditing fees	8,736
Shareholder reporting fees	5,229
Registration fees	1,940
Chief Compliance Officer fees	826
Legal fees	517
Trustees' fees and expenses	488
Accrued other expenses	347
Total liabilities	5,321,178

Net Assets	$40,024,346

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$48,313,534
Total distributable earnings (accumulated deficit)	(8,289,188)
Net Assets	$40,024,346

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,762,813
Shares of beneficial interest issued and outstanding	198,015
Redemption price per share [1]	$8.90
Maximum sales charge (5.75% of offering price) [2]	0.54
Maximum offering price to public	$9.44

Class I Shares:
Net assets applicable to shares outstanding	$38,261,533
Shares of beneficial interest issued and outstanding	4,296,156
Redemption price per share [1]	$8.91

[1]	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
[2]	There are no sales charges on investments of $1 million or more. On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

11

AXS Dynamic Opportunities Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$93,825
Interest	879,930
Total investment income	973,755

Expenses:
Advisory fees	439,070
Shareholder servicing fees (Note 7)	27,558
Distribution fees - Class A (Note 8)	2,498
Fund accounting and administration fees	60,479
Dividends on securities sold short	34,822
Transfer agent fees and expenses	17,012
Sub-transfer agent fees and expenses	8,568
Custody fees	5,087
Auditing fees	10,485
Registration fees	18,637
Legal fees	9,342
Trustees' fees and expenses	7,962
Chief Compliance Officer fees	7,580
Shareholder reporting fees	6,231
Miscellaneous	4,584
Insurance fees	1,265
Total expenses	661,180
Net investment income (loss)	312,575

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	61,149
Purchased options contracts	(2,704,138)
Securities sold short	(806,598)
Written options contracts	(385,504)
Net realized gain (loss)	(3,835,091)
Net change in unrealized appreciation/depreciation on:
Investments	4,188,105
Purchased options contracts	531,938
Securities sold short	135,929
Written options contracts	(17,587)
Net change in unrealized appreciation/depreciation	4,838,385
Net realized and unrealized gain (loss)	1,003,294
Net Increase (Decrease) in Net Assets from Operations	$1,315,869

See accompanying Notes to Financial Statements.

12

AXS Tactical Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2023 (Unaudited)

Investment Income:
Dividends	$1,171,558
Interest	303,812
Total investment income	1,475,370

Expenses:
Advisory fees	214,905
Shareholder servicing fees (Note 7)	15,370
Distribution fees - Class A (Note 8)	2,602
Fund accounting and administration fees	41,442
Transfer agent fees and expenses	15,947
Sub-transfer agent fees and expenses	5,552
Custody fees	4,252
Auditing fees	10,486
Registration fees	17,317
Legal fees	8,625
Trustees' fees and expenses	8,037
Chief Compliance Officer fees	5,786
Miscellaneous	5,744
Shareholder reporting fees	5,570
Insurance fees	1,222
Total expenses	362,857
Net investment income (loss)	1,112,513

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,530,254)
Purchased options contracts	(13,608)
Securities sold short	(1,312)
Written options contracts	43,072
Net realized gain (loss)	(1,502,102)
Net change in unrealized appreciation/depreciation on:
Investments	500,579
Net change in unrealized appreciation/depreciation	500,579
Net realized and unrealized gain (loss)	(1,001,523)
Net Increase (Decrease) in Net Assets from Operations	$110,990

See accompanying Notes to Financial Statements.

13

AXS Dynamic Opportunities Fund^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$312,575	$(376,367)
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	(3,835,091)	5,460,466
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, securities sold short and written options contracts	4,838,385	(17,331,415)
Net increase (decrease) in net assets resulting from operations	1,315,869	(12,247,316)

Distributions to Shareholders:
Distributions:
Class A	-	(138,328)
Class I	-	(4,759,902)
Total distributions to shareholders	-	(4,898,230)

Capital Transactions:
Net proceeds from shares sold:
Class A	11,251	203,034
Class I	6,968,713	10,295,894
Reinvestment of distributions:
Class A	-	126,158
Class I	-	4,708,168
Cost of shares redeemed:
Class A [1]	(251,130)	(846,109)
Class I [2]	(29,203,935)	(23,838,317)
Net increase (decrease) in net assets from capital transactions	(22,475,101)	(9,351,172)

Total increase (decrease) in net assets	(21,159,232)	(26,496,718)

Net Assets:
Beginning of period	78,680,601	105,177,319
End of period	$57,521,369	$78,680,601

Capital Share Transactions:
Shares sold:
Class A	695	10,849
Class I	412,803	539,109
Shares reinvested:
Class A	-	7,572
Class I	-	277,604
Shares redeemed:
Class A	(15,456)	(45,175)
Class I	(1,739,792)	(1,229,705)
Net increase (decrease) in capital share transactions	(1,341,750)	(439,746)

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class A and Class I shareholders received Class A and Class I shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Net of redemption fee proceeds of $19 and $113, respectively
[2]	Net of redemption fee proceeds of $4,422 and $178, respectively

See accompanying Notes to Financial Statements.

14

AXS Tactical Income Fund ^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Year Ended December 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,112,513	$1,281,114
Net realized gain (loss) on investments, purchased options contracts, securities sold short and written options contracts	(1,502,102)	(4,291,148)
Net change in unrealized appreciation/depreciation on investments	500,579	(1,534,346)
Net increase (decrease) in net assets resulting from operations	110,990	(4,544,380)

Distributions to Shareholders:
Distributions:
Class A	(49,270)	(68,106)
Class I	(1,047,108)	(1,207,069)
Total distributions to shareholders	(1,096,378)	(1,275,175)

Capital Transactions:
Net proceeds from shares sold:
Class A	94,733	802,502
Class I	2,519,862	8,916,241
Reinvestment of distributions:
Class A	40,184	51,235
Class I	1,024,024	1,173,708
Cost of shares redeemed:
Class A [1]	(464,563)	(2,317,268)
Class I [2]	(5,872,609)	(25,242,685)
Net increase (decrease) in net assets from capital transactions	(2,658,369)	(16,616,267)

Total increase (decrease) in net assets	(3,643,757)	(22,435,822)

Net Assets:
Beginning of period	43,668,103	66,103,925
End of period	$40,024,346	$43,668,103

Capital Share Transactions:
Shares sold:
Class A	10,421	83,216
Class I	275,469	926,776
Shares reinvested:
Class A	4,477	5,472
Class I	113,985	124,902
Shares redeemed:
Class A	(52,175)	(244,479)
Class I	(652,032)	(2,630,855)
Net increase (decrease) in capital share transactions	(299,855)	(1,734,968)

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical income Fund), Class A and Class I shareholders received Class A and Class I shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Net of redemption fee proceeds of $1,887 and $6, respectively
[2]	Net of redemption fee proceeds of $246 and $99, respectively

See accompanying Notes to Financial Statements.

15

AXS Dynamic Opportunities Fund^

FINANCIAL HIGHLIGHTS

Class A*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.58	$20.32	$20.67	$17.63	$17.33	$17.71
Income from Investment Operations:
Net investment income (loss) [1]	0.05	(0.13)	(0.25)	(0.30)	(0.20)	(0.25)
Net realized and unrealized gain (loss)	0.37	(2.50)	0.39	4.25	0.56	0.04 [2]
Total from investment operations	0.42	(2.63)	0.14	3.95	0.36	(0.21)

Less Distributions:
From net investment income	-	(1.11)	(0.49)	(0.89)	(0.06)	(0.17)
From return of capital	-	-	- [3]	(0.02)	-	-
Total distributions	-	(1.11)	(0.49)	(0.91)	(0.06)	(0.17)

Redemption fee proceeds [1]	- [3]	- [3]	- [3]	- [3]	-	- [3]
Net asset value, end of period	$17.00	$16.58	$20.32	$20.67	$17.63	$17.33

Total return [4]	2.53% [6]	(12.98)%	0.70%	22.37%	2.09%	(1.15)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,971	$2,167	$3,200	$2,609	$3,686	$8,961

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense)[5]:	2.13%[7]	2.05%	1.94%	2.07%	1.95%	2.04%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):	0.65%[7]	(0.70)%	(1.18)%	(1.61)%	(1.10)%	(1.37)%

Portfolio turnover rate	473%[6]	742%	330%	437%	325%	271%

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class A shareholders received Class A shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2018 through May 12, 2023 is for the ACM Dynamic Opportunity Fund, which was reorganized into the AXS Dynamic Opportunity Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statements of Operations for the year ended December 31, 2018 due to timing of shareholder subscriptions and redemptions relative to fluctuating market values during the year.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.10% for the six months ended June 30, 2023. For the years ended December 31, 2022, 2021, 2020, 2019 and 2018, the ratios would have been lowered by 0.08%, 0.06%, 0.10%, 0.02%, and 0.12%, respectively.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

16

AXS Dynamic Opportunities Fund^

FINANCIAL HIGHLIGHTS

Class I*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.88	$20.62	$20.92	$17.82	$17.48	$17.82
Income from Investment Operations:
Net investment income (loss) [1]	0.07	(0.08)	(0.20)	(0.26)	(0.15)	(0.20)
Net realized and unrealized gain (loss)	0.38	(2.55)	0.39	4.27	0.55	0.03 [2]
Total from investment operations	0.45	(2.63)	0.19	4.01	0.40	(0.17)

Less Distributions:
From net investment income	-	(1.11)	(0.49)	(0.89)	(0.06)	(0.17)
From return of capital	-	-	- [3]	(0.02)	-	-
Total distributions	-	(1.11)	(0.49)	(0.91)	(0.06)	(0.17)

Redemption fee proceeds [1]	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$17.33	$16.88	$20.62	$20.92	$17.82	$17.48

Total return [4]	2.67%[6]	(12.79)%	0.93%	22.47%	2.30%	(0.92)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,550	$76,514	$101,977	$83,874	$70,270	$77,999

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense)[5]:	1.88%[7]	1.80%	1.69%	1.82%	1.70%	1.79%
Ratio of net investment income (loss) to average net assets (including dividends on securities sold short and interest expense):	0.90%[7]	(0.42)%	(0.93)%	(1.36)%	(0.85)%	(1.12)%

Portfolio turnover rate	473%[6]	742%	330%	437%	325%	271%

^	With the Plan of Reorganization with respect to the AXS Dynamic Opportunity Fund (formerly, ACM Dynamic Opportunity Fund), Class I shareholders received Class I shares of the AXS Dynamic Opportunity Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 1, 2018 through May 12, 2023 is for the ACM Dynamic Opportunity Fund, which was reorganized into the AXS Dynamic Opportunity Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
[1]	Based on average shares outstanding during the period.
[2]	Net realized and unrealized gain on investments does not accord with the net amount reported in the Statements of Operations for the year ended December 31, 2018 due to timing of shareholder subscriptions and redemptions relative to fluctuating market values during the year.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	If dividends on securities sold short and interest expense had been excluded, the expense ratios would have been lowered by 0.10% for the six months ended June 30, 2023. For the years ended December 31, 2022, 2021, 2020, 2019 and 2018, the ratios would have been lowered by 0.08%, 0.06%, 0.10%, 0.02%, and 0.12%, respectively.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

17

AXS Tactical Income Fund ^

FINANCIAL HIGHLIGHTS

Class A *

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019**
Net asset value, beginning of period	$9.11	$10.12	$10.54	$10.13	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.22	0.21	0.38	0.34	0.48
Net realized and unrealized gain (loss)	(0.22)	(1.00)	(0.44)	0.34	0.03 [2]
Total from investment operations	-	(0.79)	(0.06)	0.68	0.51

Less Distributions:
From net investment income	(0.22)	(0.22)	(0.36)	(0.28)	(0.37)
Return of capital	-	-	- [3]	(0.01)	(0.01)
Total distributions	(0.22)	(0.22)	(0.36)	(0.29)	(0.38)

Redemption fee proceeds [1]	0.01	- [3]	- [3]	0.02	- [3]
Net asset value, end of period	$8.90	$9.11	$10.12	$10.54	$10.13

Total return [4]	0.07%[5]	(7.89)%	(0.61)%	7.01%	5.13%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,763	$2,142	$3,958	$3,887	$1,272

Ratio of expenses to average net assets:
Before fees waived/recovered and expenses absorbed	1.93%[6]	1.83%	1.76%	1.82%	2.35%[6,7]
After fees waived/recovered and expenses absorbed	1.93%[6]	1.83%	1.76%	1.86%[8]	2.25%[6,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered and expenses absorbed	4.94%[6]	2.11%	3.65%	3.35%	4.98%[6]
After fees waived/recovered and expenses absorbed	4.94%[6]	2.11%	3.65%	3.31%	5.08%[6]

Portfolio turnover rate	419%[5]	894%	555%	478%	645%[5]

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical Income Fund), Class A shareholders received Class A shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
*	Financial information from January 2, 2019 through May 12, 2023 is for the ACM Tactical Income Fund, which was reorganized into the AXS Tactical Income Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	The Fund commenced operations on January 2, 2019.
[1]	Based on average shares outstanding during the period.
[2]	The amount of net realized and unrealized gain on investment per share for the period ended December 31, 2019 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes less than 0.01% of interest expense.
[8]	Includes recapture of 0.04% during the year.

See accompanying Notes to Financial Statements.

18

AXS Tactical Income Fund ^

FINANCIAL HIGHLIGHTS

Class I *

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2023	For the Year Ended December 31,
	(Unaudited)	2022	2021	2020	2019**
Net asset value, beginning of period	$9.11	$10.12	$10.54	$10.13	$10.00
Income from Investment Operations:
Net investment income (loss) [1]	0.23	0.23	0.42	0.37	0.48
Net realized and unrealized gain (loss)	(0.20)	(1.00)	(0.45)	0.33	0.05 [2]
Total from investment operations	0.03	(0.77)	(0.03)	0.70	0.53

Less Distributions:
From net investment income	(0.23)	(0.24)	(0.39)	(0.30)	(0.39)
Return of capital	-	-	- [3]	(0.01)	(0.01)
Total distributions	(0.23)	(0.24)	(0.39)	(0.31)	(0.40)

Redemption fee proceeds [1]	- [3]	- [3]	- [3]	0.02	- [3]
Net asset value, end of period	$8.91	$9.11	$10.12	$10.54	$10.13

Total return [4]	0.37%[5]	(7.66)%	(0.36)%	7.26%	5.35%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,261	$41,526	$62,146	$43,420	$19,215

Ratio of expenses to average net assets:
Before fees waived/recovered and expenses absorbed	1.68%[6]	1.58%	1.51%	1.57%	2.10%[6,7]
After fees waived/recovered and expenses absorbed	1.68%[6]	1.58%	1.51%	1.61%[8]	2.00%[6,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered and expenses absorbed	5.19%[6]	2.42%	4.04%	3.60%	4.73%[6]
After fees waived/recovered and expenses absorbed	5.19%[6]	2.42%	4.04%	3.56%	4.83%[6]

Portfolio turnover rate	419%[5]	894%	555%	478%	645%[5]

^	With the Plan of Reorganization with respect to the AXS Tactical Income Fund (formerly, ACM Tactical Income Fund), Class I shareholders received Class I shares of the AXS Tactical Income Fund effective as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.

*	Financial information from January 2, 2019 through May 12, 2023 is for the ACM Tactical Income Fund, which was reorganized into the AXS Tactical Income Fund as of the close of business on May 12, 2023. See Note 1 in the accompanying Notes to Financial Statements.
**	The Fund commenced operations on January 2, 2019.
[1]	Based on average shares outstanding during the period.
[2]	The amount of net realized and unrealized gain on investment per share for the period ended December 31, 2019 does not accord with the amounts in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived and absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes less than 0.01% of interest expense.
[8]	Includes recapture of 0.04% during the year.

See accompanying Notes to Financial Statements.

19

AXS Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (Unaudited)

Note 1 – Organization

AXS Dynamic Opportunity Fund (the “Dynamic Opportunity Fund”) and AXS Tactical Income Fund (the “Tactical Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Both Funds are diversified funds.

The Dynamic Opportunity Fund’s investment objective is to seek long-term capital appreciation with a short-term focus on capital preservation

The Dynamic Opportunity Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Dynamic Opportunity Fund acquired the assets and assumed the liabilities of the ACM Dynamic Opportunity Fund (the "AXS Dynamic Opportunity Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Dynamic Opportunity Predecessor Fund on May 10, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Dynamic Opportunity Fund assumed the performance and accounting history of the AXS Dynamic Opportunity Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Dynamic Opportunity Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Dynamic Opportunity Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	116,630	$1,881,167
Class I	3,939,339	64,761,951

The net unrealized appreciation of investments transferred was $7,284,210 as of the date of the acquisition.

The Tactical Income Fund’s investment objective is to seek to generate income, with capital preservation as a secondary objective.

The Tactical Income Fund commenced investment operations on May 15, 2023 with Class A and Class I shares. Prior to that date, the Tactical Income Fund acquired the assets and assumed the liabilities of the ACM Tactical Income Fund (the "AXS Tactical Income Predecessor Fund"), a series of Northern Lights Fund Trust III, which offered two classes of shares, Class A and Class I shares, in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on February 2, 2023, by the Board of Northern Lights Fund Trust III on January 23, 2023, and by beneficial owners of the AXS Tactical Income Predecessor Fund on May 5, 2023. The tax-free reorganization was accomplished on May 12, 2023. As a result of the reorganization, the Tactical Income Fund assumed the performance and accounting history of the AXS Tactical Income Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the AXS Tactical Income Predecessor Fund.

20

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the AXS Tactical Income Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Class A	236,949	$2,120,926
Class I	4,507,040	40,364,152

The net unrealized appreciation of investments transferred was $113,761 as of the date of the acquisition.

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

21

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

(b) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Short Sales

Short sales are transactions in which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

22

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

(e) Options

The Funds may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(g) Federal Income Tax

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2023, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

23

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

(h) Distributions to Shareholders

The Funds will make distributions of net investment income per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distribution Frequency of
Net Investment Income
Dynamic Opportunity Fund	Annually
Tactical Income Fund	Monthly

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay twice a month investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below:

Investment Advisory Fees
Dynamic Opportunity Fund	1.25%
Tactical Income Fund	1.00%

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

24

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

These agreements are in effect until May 12, 2025 for the Funds and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Total Limit on Annual
	Operating Expenses
	Class A Shares	Class I Shares
Dynamic Opportunity Fund	2.40%	2.15%
Tactical Income Fund	2.25%	2.00%

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

Prior to the close of business on May 12, 2023, investment advisory services were provided to the AXS Dynamic Opportunity Predecessor Fund and AXS Tactical Income Predecessor Fund by Ascendant Capital Management, LLC (“Ascendant”) for the period January 1, 2023 through May 12, 2023, which received investment management fees for their services pursuant to the terms of the investment advisory agreements for the AXS Dynamic Opportunity Predecessor Fund and the AXS Tactical Income Predecessor Fund. The investment advisory fees were computed and accrued daily and paid monthly at an annual rate of 1.25% of the AXS Dynamic Opportunity Predecessor Fund’s average daily net assets and 1.00% of the AXS Tactical Income Predecessor Fund’s average daily net assets. Ascendant had contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.40% and 2.15% of the average daily net assets of Class A shares and Class I shares, respectively, of the AXS Dynamic Opportunity Predecessor Fund and do not exceed 2.25% and 2.00% of the average daily net assets of Class A shares and Class I shares, respectively, of the AXS Tactical Income Predecessor Fund.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2023, are reported on the Statements of Operations. For the period May 13, 2023 to June 30, 2023, the Dynamic Opportunity Fund and Tactical Income Fund paid UMBFS $11,892 and $9,701 and UMB Bank, N.A. $1,289 and $1,040, respectively.

Prior to the close of business on May 12, 2023, Ultimus Fund Solutions, LLC (“UFS”) served as the administrator, fund accountant, and transfer agent to the Funds’ Predecessor Funds and US Bancorp Investments, Inc. served as the Funds’ Predecessor Funds Custodian. For the period January 1, 2023 to May 12, 2023, the AXS Dynamic Opportunity Predecessor Fund and AXS Tactical Income Predecessor Fund paid UFS $65,599 and $47,688 and US Bancorp Investments, Inc. $3,798 and $3,212, respectively.

25

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution related services. Prior to the close of business on May 12, 2023, Northern Lights Distributors, LLC served as distributor to the Funds’ Predecessor Funds.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2023, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

For the period May 13, 2023 to June 30, 2023, the Dynamic Opportunity Fund and Tactical Income Fund paid their Trustees who are not affiliated with the Funds $2,718 and $2,802 respectively. For the period January 1, 2023 to May 12, 2023, the AXS Dynamic Opportunity Predecessor Fund and AXS Tactical Income Predecessor Fund paid its Trustees who are not affiliated with the Funds $5,244 and $5,235, respectively.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. For the period May 13, 2023 to June 30, 2023, the Dynamic Opportunity Fund and Tactical Income Fund paid the CCO $1,256 and $806, respectively. Prior to the close of business on May 12, 2023, Northern Lights Compliance Services, LLC (“NLCS”) served as the CCO to the Funds’ Predecessor Funds. For the period January 1, 2023 to May 12, 2022, the AXS Dynamic Opportunity Predecessor Fund and AXS Tactical Income Predecessor Fund paid the CCO $6,324 and $4,980, respectively. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2023, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At June 30, 2023, gross unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes were as follows:

	Dynamic Opportunity Fund	Tactical Income Fund
Cost of investments	$48,453,135	$43,226,340

Gross unrealized appreciation	$9,450,642	$346,235
Gross unrealized depreciation	(731,383)	(960,677)
Net unrealized appreciation (depreciation) on investments	$8,719,259	$(614,442)

26

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax basis of the components of distributable net earnings (accumulated deficit) at December 31, 2022 were as follows:

	Dynamic Opportunity Fund	Tactical Income Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	-	-
Tax accumulated earnings	-	-

Accumulated capital and other losses	(847,448)	(6,188,778)
Unrealized appreciation (depreciation) on investments	3,880,874	(1,115,022)
Total accumulated earnings (deficit)	$3,033,426	$(7,303,800)

The tax character of the distributions paid during the years ended December 31, 2022 and December 31, 2021 were as follows:

	Dynamic Opportunity Fund
Distributions paid from:	December 31, 2022	December 31, 2021
Ordinary income	$-	$-
Net long-term capital gains	4,898,230	2,463,974
Return of capital	-	15,510
Total distributions paid	$4,898,230	$2,479,484

	Tactical Income Fund
	December 31, 2022	December 31, 2021
Distributions paid from:
Ordinary income	$1,275,175	$2,043,660
Net long-term capital gains	-	-
Exempt Income	-	172,599
Return of capital	-	14,908
Total distributions paid	$1,275,175	$2,231,167

As of December 31, 2022, the Dynamic Opportunity Fund had post-October capital losses, which are deferred until fiscal year 2023 for tax purposes. Capital losses incurred after October 31, and within the year are deemed to arise on the first day of the Fund’s next taxable year.

27

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Post-October Capital Losses
$553,463

As of December 31, 2022, the Tactical Income Fund had net capital loss carryovers as follows:

Not subject to expiration:
Short-term	$6,188,728
Long-term	-
Total	$6,188,728

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. The Funds received redemption fees as follows:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Dynamic Opportunity Fund	$4,441	$291
Tactical Income Fund	2,133	105

Note 6 – Investment Transactions

For the six months ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, option transactions and short-term U.S. Government securities were as follows:

	Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
Dynamic Opportunity Fund	$136,417,132	$124,003,321	$28,297,525	$42,439,673
Tactical Income Fund	166,590,654	147,279,243	674,229	675,541

Note 7 – Shareholder Servicing Plan

For the period January 1, 2023 through May 12, 2023, the Predecessor Funds had a Shareholder Servicing Plan for the Funds’ Class A shares to pay for shareholder services. The Plan provided a monthly service fee at an annual rate of 0.25% of the average daily net assets and paid to the Distributor for shareholder servicing activities.

For the period January 1, 2023 through May 12, 2023, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its shares.  With respect to Class A shares, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the six months ended June 30, 2023, distribution fees incurred are disclosed on the Statements of Operations.

28

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value:

29

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Dynamic Opportunity Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Common Stocks[1]	$37,967,259	$-	$-	$37,967,259
Exchange-Traded Funds	6,221,802	-	-	6,221,802
U.S. Treasury Bills	-	2,965,593	-	2,965,593
Short-Term Investments	9,580,715	-	-	9,580,715
Total Investments	53,769,776	2,965,593	-	56,735,369
Purchased Options Contracts	485,125	-	-	485,125
Total Investments and Purchased Options Contracts	$54,254,901	$2,965,593	$-	$57,220,494

Liabilities
Written Options Contracts[1]	$48,100	$-	$-	$48,100
Total Liabilities	$48,100	$-	$-	$48,100

Tactical Income Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks[1]	$1,014,360	$-	$-	$1,014,360
Exchange-Traded Funds	38,228,950	-	-	38,228,950
Mutual Funds	224,640	-	-	224,640
Short-Term Investments	3,143,948	-	-	3,143,948
Total Investments	$42,611,898	$-	$-	$42,611,898

[1]	For a detailed break-out by major industry classification, please refer to the Schedules of Investments.
*	The Dynamic Opportunity Fund did not hold any Level 3 securities at period end.
**	The Tactical Income Fund did not hold any Level 2 or 3 securities at period end.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Dynamic Opportunity Fund invested in options during the six months ended June 30, 2023.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of June 30, 2023, by risk category are as follows:

Dynamic Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Purchased options contracts, at value	$485,125	Written options contracts, at value	$48,100

30

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

The effects of derivative instruments on the Statements of Operations for the six months ended June 30, 2023, are as follows:

Dynamic Opportunity Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(2,704,138)	$(385,504)

Tactical Income Fund
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(13,608)	$43,072

Dynamic Opportunity Fund
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$531,938	$(17,587)

The average quarterly volume of derivative instruments held by the Fund during the six months ended June 30, 2023, is as follows:

Dynamic Opportunity Fund
		Purchased Options Contracts	Written Options Contracts
Equity contracts	Notional Value	$48,996,017	$(2,253,232)

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

31

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

Note 13 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Effective July 1, 2023, the Funds have changed the fiscal year end to September 30.

32

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2023 (Unaudited)

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

33

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on January 18-19, 2023, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) with respect to the AXS Dynamic Opportunity Fund (the “Dynamic Opportunity Fund”) and the AXS Tactical Income Fund (the “Tactical Income Fund” and together with the Dynamic Opportunity Fund, the “Funds”) series of the Trust for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Funds; information regarding the performance of the ACM Dynamic Opportunity Fund (the “Dynamic Opportunity Predecessor Fund”) and ACM Tactical Income Fund (the “Tactical Income Predecessor Fund” and together with the Dynamic Opportunity Predecessor Fund, the “Predecessor Funds”), each of which would be reorganized into a new series of the Trust, for various periods ended October 31, 2022; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (each a “Peer Group”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding the other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the relevant performance information, the meeting materials indicated the following:

•	The Dynamic Opportunity Predecessor Fund’s annualized total return for the three-year period was above the Peer Group and Long-Short Equity Fund Universe median returns, but below the S&P 500 Total Return Index return by 5.12%. The Predecessor Fund’s total return for the one-year period was above the S&P 500 Total Return Index return, but below the Peer Group and Fund Universe median returns by 1.59% and 9.27%, respectively. The Predecessor Fund’s annualized total return for the five-year period was below the Fund Universe and Peer Group median returns and the S&P 500 Total Return Index return by 0.52%, 0.71%, and 7.74%, respectively. The Trustees observed that the Predecessor Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

34

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The Tactical Income Predecessor Fund’s annualized total return for the three-year period was above the Bloomberg U.S. Aggregate Bond Total Return Index return and the Peer Group and Nontraditional Bond Fund Universe median returns. The Predecessor Fund’s total return for the one-year period was above the Bloomberg U.S. Aggregate Bond Total Return Index return, but below the Fund Universe and Peer Group median returns by 1.06% and 1.40%, respectively. The Trustees observed that the Predecessor Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group and Fund Universe for the one- and three-year periods.

The Board noted its familiarity with the Investment Advisor as the investment advisor for numerous other series of the Trust, and considered the services to be provided by the Investment Advisor to each Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage each Fund, and that the Investment Advisor would provide each Fund with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed information regarding each Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated the following:

•	The Dynamic Opportunity Fund’s proposed annual investment advisory fee (gross of fee waivers) of 1.25% was the same as the advisory fee for the Dynamic Opportunity Predecessor Fund and the Long-Short Equity Fund Universe median, but slightly higher than the Peer Group median by 0.025%. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar client accounts of the Investment Advisor. The Trustees also noted that the Fund’s proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The Dynamic Opportunity Fund’s estimated annual total expenses (net of fee waivers) of 2.15% were the same as the annual total expenses (net of fee waives) of the Dynamic Opportunity Predecessor Fund, but higher than the Fund Universe and Peer Group medians by 0.66% and 0.76%, respectively. The Trustees considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Trustees noted the Investment Advisor’s assertion that the larger fund complexes allow those funds in the Peer Groups to pass along economies of scale that the Investment Advisor is currently unable to match. The Board also considered that the Investment Advisor represented that the net expense ratio for the Fund was at a level at which the Investment Advisor could maintain the viability of the Fund.

•	The Tactical Income Fund’s proposed annual investment advisory fee (gross of fee waivers) of 1.00% was the same as the advisory fee for the Tactical Income Predecessor Fund and the Peer Group median, but higher than the Nontraditional Bond Fund Universe median by 0.365%. The Trustees considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar client accounts of the Investment Advisor. The Board also noted that the Fund’s proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

35

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Tactical Income Fund’s estimated annual total expenses (net of fee waivers) of 2.00% were the same as the annual total expenses (net of fee waivers) of the Tactical Income Predecessor Fund, but higher than the Peer Group and Fund Universe medians by 0.61% and 1.25%, respectively. The Trustees observed, however, that the average net assets of the Predecessor Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees considered the Investment Advisor’s observation that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Trustees noted the Investment Advisor’s assertion that the larger fund complexes allow those funds in the Peer Group to pass along economies of scale that the Investment Advisor is currently unable to match. The Board also considered that the Investment Advisor represented that the net expense ratio for the Fund was at a level at which the Investment Advisor could maintain the viability of the Fund.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to each Fund.

Profitability, Benefits to the Investment Advisor, and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with each Fund in the Fund’s first year of operations, taking into account each Predecessor Fund’s current assets. The Board determined that the Investment Advisor’s anticipated profit levels with respect to the Dynamic Opportunity Fund and Tactical Income Fund were reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationships with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of its association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Funds’ asset levels would likely be too low to achieve significant economies of scale following the reorganizations, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each Fund.

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AXS Funds

EXPENSE EXAMPLES

For the Six Months Ended June 30, 2023 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or 12b-1 fees (Class A shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Dynamic Opportunity Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Class A	Actual Performance	$ 1,000.00	$ 1,025.30	$ 10.71
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.22	10.65
Class I	Actual Performance	1,000.00	1,026.70	9.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.50	9.42

*	Expenses are equal to the Fund’s annualized expense ratios of 2.13% and 1.88% for Class A shares and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

37

AXS Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended June 30, 2023 (Unaudited)

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Tactical Income Fund		1/1/23	6/30/23	1/1/23 – 6/30/23
Class A	Actual Performance	$ 1,000.00	$ 1,000.70	$ 9.56
	Hypothetical (5% annual return before expenses)	1,000.00	1,015.24	9.63
Class I	Actual Performance	1,000.00	1,003.70	8.33
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.48	8.39

*	Expenses are equal to the Fund’s annualized expense ratio of 1.93% and 1.68% for Class A shares and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Assumes all dividends and distributions were reinvested.

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AXS Funds

Each a series of Investment Managers Series Trust II

Investment Advisor

AXS Investments LLC

181 Westchester Avenue, Unit 402

Port Chester, New York 10573

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, Colorado 80203

www.alpsfunds.com

FUND INFORMATION

	TICKER	CUSIP
AXS Dynamic Opportunity Fund – Class A	ADOAX	46144X 479
AXS Dynamic Opportunity Fund – Class I	ADOIX	46144X 461
AXS Tactical Income Fund – Class A	TINAX	46144X 453
AXS Tactical Income Fund – Class I	TINIX	46144X 446

Privacy Principles of the AXS Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (833) 297-2587 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (833) 297-2587.

AXS Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (833) 297-2587

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	9/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	9/8/2023

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/8/2023